UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6397

Fidelity California Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® California AMT Tax-Free
Money Market Fund

California AMT Tax-Free Money Market
Institutional Class
Service Class

May 31, 2010

1.802200.106

SCM-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.3%
	Principal Amount (000s)	Value (000s)
California - 93.2%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 A, 0.26%, LOC Bank of America NA, VRDN (a)	$ 3,525	$ 3,525
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series EGL 07 0053, 0.29% (Liquidity Facility Citibank NA) (a)(d)	3,465	3,465
Series Putters 3293, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Series Putters 3434, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,675	11,675
Series Putters 3694, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500	2,500
California Cmnty. College Fing. Auth. Rev. TRAN:
Series 2009 A, 2% 6/30/10	12,760	12,771
Series 2009 D, 2.25% 6/30/10	4,200	4,203
Series 2010 A, 2% 3/1/11	2,400	2,416
California Cmntys. Note Prog. TRAN Series 2009 A3, 2% 6/30/10	6,300	6,308
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Bonds Series 2010 L, 2.5% 5/1/11	21,400	21,814
Series 2002 C1, 0.32%, LOC Dexia Cr. Local de France, VRDN (a)	6,700	6,700
Series 2002 C10, 0.28%, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,510	1,510
Series 2002 C4, 0.26%, LOC JPMorgan Chase Bank, LOC California Teachers Retirement Sys., VRDN (a)	40,300	40,300
Series 2002 C5, 0.36%, LOC Dexia Cr. Local de France, VRDN (a)	4,800	4,800
California Ed. Notes Prog. TRAN Series 2009 A, 2% 7/30/10	15,200	15,235
California Edl. Facilities Auth. Rev.:
Participating VRDN:
Series BBT 2014, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	4,475	4,475
Series DB 373, 0.29% (Liquidity Facility Deutsche Bank AG) (a)(d)	4,937	4,937
Series Putters 3508, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,215	10,215
Series Putters 3526, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	12,980	12,980
Series Putters 3712, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,450	6,450
Series ROC II R 11790PB, 0.32% (Liquidity Facility Deutsche Postbank AG) (a)(d)	6,085	6,085
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series SGB 45, 0.27% (Liquidity Facility Societe Generale) (a)(d)	$ 5,000	$ 5,000
California Gen. Oblig.:
Participating VRDN Series Solar 06 11, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	22,720	22,720
Series 2003 B3, 0.26%, LOC BNP Paribas New York Branch, LOC California Pub. Employees' Retirement Sys., VRDN (a)	45,000	45,000
Series 2003 B4, 0.25%, LOC BNP Paribas New York Branch, LOC California Pub. Employees' Retirement Sys., VRDN (a)	12,600	12,600
Series 2003 C2, 0.24%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	26,850	26,850
Series 2004 A3, 0.31%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (a)	12,600	12,600
Series 2004 A9, 0.28%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (a)	10,000	10,000
Series 2005 A1, 0.28%, LOC Fortis Banque SA, VRDN (a)	41,195	41,195
Series 2005 B6, 0.27%, LOC KBC Bank NV, VRDN (a)	41,395	41,395
0.28%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	11,200	11,200
0.33% 6/1/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	18,500	18,500
0.33% 6/2/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	22,800	22,800
0.34% 6/1/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	6,445	6,445
0.34% 6/1/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	9,600	9,600
0.34% 6/2/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	2,000	2,000
0.35% 6/1/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	1,300	1,300
California Health Facilities Fing. Auth. Rev.:
Bonds (Cedars-Sinai Med. Ctr. Proj.) Series 2009, 3% 8/15/10	6,100	6,125
(Catholic Healthcare West Proj.) Series 2009 H, 0.26%, LOC Citibank NA, VRDN (a)	19,100	19,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Scripps Health Proj.):
Series 2008 C, 0.26%, LOC Union Bank of California, VRDN (a)	$ 3,800	$ 3,800
Series 2008 D, 0.26%, LOC Bank of America NA, VRDN (a)	22,000	22,000
Series 2008 E, 0.26%, LOC Bank of America NA, VRDN (a)	6,325	6,325
(Scripps Memorial Hosp. Proj.) Series 2008 G, 0.26%, LOC Bank of America NA, VRDN (a)	6,600	6,600
California Hsg. Fin. Agcy. Rev. (Multifamily Hsg. Prog.):
Series 2000 D, 0.3% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	4,195	4,195
Series 2001 D, 0.25% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	720	720
Series 2002 B, 0.3% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	2,600	2,600
Series 2002 D, 0.25% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	2,805	2,805
California Infrastructure & Econ. Dev. Bank Rev.:
Participating VRDN Series BC 10 45W, 0.26% (Liquidity Facility Barclays Bank PLC) (a)(d)	7,535	7,535
(California Academy of Sciences Proj.) Series 2008 E, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	8,300	8,300
California Muni. Fin. Auth. Rev. (Turning Point School Proj.) Series 2009, 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,570	4,570
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. Bonds (BP West Coast Products LLC Proj.) Series A, 0.32% tender 8/13/10 (BP PLC Guaranteed), CP mode	10,700	10,700
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.3%, LOC Bank of America NA, VRDN (a)	20,000	20,000
California Pub. Works Board Lease Rev. Participating VRDN Series BA 08 1065, 0.29% (Liquidity Facility Bank of America NA) (a)(d)	4,203	4,203
California State Univ. Rev. Series 2001 A, 0.23% 6/3/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	14,400	14,400
California Statewide Cmntys. Dev. Auth. Rev.:
(American Baptist Homes of the West Proj.) Series 2006, 0.27%, LOC Bank of America NA, VRDN (a)	5,705	5,705
(Motion Picture & Television Fund Proj.) Series 2001 A, 0.27%, LOC BNP Paribas SA, VRDN (a)	7,700	7,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Robert Louis Stevenson School Proj.) Series 2001, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 13,000	$ 13,000
Calleguas-Las Virgenes Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 11852, 0.3% (Liquidity Facility Citibank NA) (a)(d)	3,300	3,300
Carlsbad Multifamily Hsg. Rev. ( Costa Apts. Proj.) Series 1993 A, 0.28%, LOC Freddie Mac, VRDN (a)	14,600	14,600
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series B, 0.29%, LOC Dexia Cr. Local de France, VRDN (a)	2,875	2,875
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series 2006 A, 0.27%, VRDN (a)	48,220	48,220
Contra Costa Wtr. District Wtr. Rev. Participating VRDN Series ROC II R 11410, 0.29% (Liquidity Facility Citibank NA) (a)(d)	5,325	5,325
Costa Mesa Redev. Agcy. Multi-family Hsg. (Family Village Apts. Proj.) Series 1994 A, 0.42%, LOC Bank of America NA, VRDN (a)	1,655	1,655
Davis Joint Unified School District TRAN 1.5% 6/30/10	11,000	11,005
East Bay Muni. Util. District Wastewtr. Sys. Rev. Series 2008 B1, 0.27% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	3,550	3,550
East Bay Muni. Util. District Wtr. Sys. Rev.:
Participating VRDN Series ROC II R 10397, 0.29% (Liquidity Facility Citibank NA) (a)(d)	9,375	9,375
Series 2008 A1, 0.27% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	13,600	13,600
Series 2008 A3, 0.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	7,780	7,780
Series 2008 A4, 0.27% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	7,500	7,500
Series 2008 B3, 0.3% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	3,500	3,500
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series Putters 3220, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,585	1,585
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.29%, LOC Dexia Cr. Local de France, VRDN (a)	15,300	15,300
Fresno Rev. (Trinity Health Cr. Proj.) Series 2000 C, 0.28% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	21,060	21,060
Hayward Multi-family Hsg. Rev. (Sherwood Apts. Proj.) Series 1984 A, 0.28%, LOC Fannie Mae, VRDN (a)	25,920	25,920
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Irvine Ranch Wtr. District Rev.:
(District #105 Impt. Proj.) Series 2008 B, 0.31%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 20,165	$ 20,165
(District #140, 240, 105, 250 Impt. Proj.) Series 1993, 0.26%, LOC Bank of America NA, VRDN (a)	5,000	5,000
Kern County Board of Ed. TRAN 2% 6/30/10	6,300	6,306
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2007 B2, 0.29%, LOC Bank of America NA, VRDN (a)	10,220	10,220
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.29% (Liquidity Facility Morgan Stanley) (a)(d)	7,350	7,350
Series Putters 2864, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,785	4,785
Series Putters 3287, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,500	4,500
Series WF 09 8C, 0.27% (Liquidity Facility Wells Fargo & Co.) (a)(d)	11,200	11,200
Los Angeles County Gen. Oblig.:
Series 2010 A:
0.32% 6/15/10, LOC JPMorgan Chase Bank, CP	5,600	5,600
0.32% 8/3/10, LOC JPMorgan Chase Bank, CP	11,600	11,600
Series 2010 C, 0.35% 7/22/10, LOC Wells Fargo Bank NA, CP	4,600	4,600
TRAN 2.5% 6/30/10	35,100	35,147
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series A, 0.35% 6/1/10, LOC BNP Paribas SA, LOC Dexia Cr. Local de France, CP	9,200	9,200
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN Series A, 2.5% 6/30/10	8,300	8,311
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series BA 08 3040X, 0.29% (Liquidity Facility Bank of America NA) (a)(d)	6,665	6,665
Series Putters 1302Z, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,995	7,995
Series Putters 3327, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,495	7,495
Series ROC II R 500, 0.29% (Liquidity Facility Citibank NA) (a)(d)	11,600	11,600
Series 2002 A2, 0.27% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	27,800	27,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series Putters 3309, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 6,660	$ 6,660
Series Putters 3310, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,000	4,000
Los Angeles Habor Dept. Rev. Participating VRDN Series Putters 3520, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,095	6,095
Los Angeles Unified School District:
Bonds Series 2010 KRY, 1.5% 7/1/10	5,700	5,706
Participating VRDN Series BA 08 1049, 0.29% (Liquidity Facility Bank of America NA) (a)(d)	22,800	22,800
TRAN Series A, 2% 8/12/10	34,400	34,493
Los Angeles Wastewtr. Sys. Rev. Participating VRDN Series Putters 2254, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,780	5,780
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series 3655 Z, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,015	5,015
Metropolitan Wtr. District of Southern California Wtrwks. Rev.:
Participating VRDN:
Series BA 08 1087, 0.29% (Liquidity Facility Bank of America NA) (a)(d)	4,375	4,375
Series Putters 3289, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,210	2,210
Series Putters 3653 Z, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500	2,500
Series ROC II R 11301, 0.29% (Liquidity Facility Citibank NA) (a)(d)	4,275	4,275
Series 2001 C1, 0.25% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	12,100	12,100
Series 2008 A2, 0.32% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	78,985	78,986
Orange County Hsg. Auth. Apt. Dev. Rev. (Lanteen Pines/Frost Group Proj.) 0.31%, LOC Fannie Mae, VRDN (a)	9,860	9,860
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN:
Series MS 06 2222, 0.29% (Liquidity Facility Wells Fargo & Co.) (a)(d)	7,764	7,764
Series ROC II R 11304, 0.29% (Liquidity Facility Citibank NA) (a)(d)	7,405	7,405
Orange County Sanitation District Rev. BAN Series 2009 B, 2% 12/1/10	6,400	6,450
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Wtr. District Rev. Ctfs. of Prtn. Participating VRDN Series Floaters 3117, 0.29% (Liquidity Facility Morgan Stanley) (a)(d)	$ 3,000	$ 3,000
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series BA 08 3024X, 0.29% (Liquidity Facility Bank of America NA) (a)(d)	7,140	7,140
Richmond Wastewtr. Rev. Series 2008 A, 0.27%, LOC Union Bank of California, VRDN (a)	8,260	8,260
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.26%, LOC Union Bank of California, VRDN (a)	7,800	7,800
Riverside County Gen. Oblig. Series B:
0.25% 6/10/10, LOC Bank of Nova Scotia New York Branch, CP	11,612	11,612
0.35% 8/19/10, LOC Bank of Nova Scotia New York Branch, CP	20,593	20,593
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.28%, LOC Bank of America NA, VRDN (a)	18,500	18,500
Sacramento County Sanitation District Fing. Auth. Rev.:
Participating VRDN Series Putters 2821, 0.29% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	6,620	6,620
Series 2008 E, 0.26%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,000	2,000
Sacramento Muni. Util. District Elec. Rev.:
Series 2007 J:
0.3% 8/12/10, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., CP	11,300	11,300
0.32% 8/12/10, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., CP	12,000	12,000
0.34% 8/10/10, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., CP	7,000	7,000
Series 2008 K, 0.32%, LOC Bank of America NA, VRDN (a)	24,000	24,000
Sacramento Suburban Wtr. District Ctfs. of Prtn. Series 2009 A, 0.26%, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	6,000	6,000
San Bernardino County Gen. Oblig. TRAN 2% 6/30/10	9,000	9,011
San Bernardino County Multi-family Rev. (Quail Point Apts. Proj.) Series 1990 A, 0.31%, LOC Fannie Mae, VRDN (a)	4,125	4,125
San Diego Cmnty. College District Participating VRDN Putters 3676Z, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,335	3,335
San Diego County & School District TRAN:
Series 2009 A, 2% 6/30/10	9,000	9,010
Series 2009 B1, 2% 6/30/10	10,800	10,810
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series Putters 3504, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 7,000	$ 7,000
San Diego Unified School District:
Participating VRDN Series SGA 01 120, 0.29% (Liquidity Facility Societe Generale) (a)(d)	22,565	22,565
TRAN Series A, 2% 7/8/10	17,900	17,927
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series Putters 3161, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	16,660	16,660
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 36B, 0.27%, LOC Union Bank of California, VRDN (a)	17,800	17,800
San Francisco City & County Gen. Oblig.:
Bonds:
(Laguna Honda Hosp. Proj.) Series 2005 A, 5% 6/15/10	6,520	6,531
Series 2008 R1, 5% 6/15/10	8,500	8,515
Participating VRDN Series BA 08 3318, 0.29% (Liquidity Facility Bank of America NA) (a)(d)	5,000	5,000
San Francisco City & County Pub. Util. Commission Wastewtr. Rev. 0.32% 6/21/10, LOC BNP Paribas SA, CP	8,600	8,600
San Francisco Redev. Agcy. Multi-family Hsg. Rev. (Fillmore Ctr. Proj.) Series 1992 A1, 0.33%, LOC Freddie Mac, VRDN (a)	11,900	11,900
San Francisco Student Finl. Auth. Participating VRDN Series Solar 06 97, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	7,655	7,655
San Juan Capistrano Gen. Oblig. Participating VRDN Series Putters 3646, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,050	10,050
San Mateo Unified School District BAN 2% 2/28/11	10,000	10,105
San Pablo Redev. Agcy. 0.3%, LOC Union Bank of California, VRDN (a)	1,000	1,000
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.28%, LOC Bank of America NA, VRDN (a)	24,800	24,800
Santa Cruz County Redev. Agcy. Participating VRDN Series Solar 06 31, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	7,400	7,400
Santa Monica-Malibu Unified School District BAN Series 2009, 2% 7/30/10	10,000	10,024
Sequoia Union High School District TRAN 2.5% 7/1/10	6,500	6,511
South Coast Local Ed. Agcy. TRAN Series 2009 A, 2% 9/29/10	14,300	14,372
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
South Placer Wastewtr. Auth. Rev. Series 2008 B, 0.2%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (a)	$ 28,200	$ 28,200
Southern California Pub. Pwr. Auth. Rev.:
(Magnolia Pwr. Proj.):
Series 2009-1, 0.26%, LOC KBC Bank NV, VRDN (a)	27,465	27,465
Series 2009-2, 0.27%, LOC Bank of America NA, VRDN (a)	2,000	2,000
(Palo Verde Proj.):
Series 2008 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	6,260	6,260
Series 2008 B, 0.29%, LOC Dexia Cr. Local de France, VRDN (a)	6,600	6,600
State Ctr. Cmnty. College District Participating VRDN Series Putters 1972, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,575	4,575
Torrance Gen. Oblig. TRAN 2.5% 7/1/10	7,200	7,212
Univ. of California Revs. Participating VRDN:
Series Putters 2475, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,690	1,690
Series Putters 3365, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,165	5,165
Series Putters 3368, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,275	6,275
Series Solar 06 39, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	10,000	10,000
Ventura County Gen. Oblig. TRAN 2.5% 7/1/10	16,500	16,528
Whittier Gen. Oblig. (Whittier College Proj.) Series 2008, 0.29%, LOC Bank of America NA, VRDN (a)	9,400	9,400
		1,803,016
Delaware - 0.6%
Delaware Health Facilities Auth. Rev. (Bayhealth Med. Ctr. Proj.) Series 2009 C, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	11,000	11,000
Florida - 0.1%
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Victoria Park Apts. Proj.) Series 2002 J, 0.28%, LOC Fannie Mae, VRDN (a)	1,390	1,390
Georgia - 0.1%
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Winterscreek Apt. Proj.) 0.3%, LOC Fannie Mae, VRDN (a)	2,300	2,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.3%, LOC KBC Bank NV, VRDN (a)	$ 4,800	$ 4,800
Massachusetts - 0.8%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series DCL 08 26, 0.34% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	10,420	10,420
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2008 C, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (a)	5,500	5,500
Series 2008 D, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (a)	300	300
		16,220
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.95% tender 6/3/10, CP mode	2,700	2,700
North Carolina - 0.5%
Charlotte Wtr. & Swr. Sys. Rev. Series 2006 B, 0.27% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	5,400	5,400
New Hanover County Hosp. Rev. (New Hanover Reg'l. Med. Ctr. Proj.) Series 2008 B, 0.4%, LOC RBC Centura Bank, Rocky Mount, VRDN (a)	4,400	4,400
		9,800
Ohio - 0.3%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.45%, VRDN (a)	6,000	6,000
Pennsylvania - 0.9%
Bucks County Indl. Dev. Auth. Rev. Series 2007 B, 0.37%, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,765	3,765
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 0.47%, LOC Citizens Bank of Pennsylvania, VRDN (a)	4,000	4,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (St. Joseph's Univ. Proj.) Series 2008 B, 0.35%, LOC Citizens Bank of Pennsylvania, VRDN (a)	5,900	5,900
Philadelphia Auth. for Indl. Dev. Rev. (William Penn Charter School Proj.) Series 2008, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,400	3,400
		17,065
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - 0.5%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, 0.45%, LOC RBS Citizens NA, VRDN (a)	$ 10,000	$ 10,000
South Carolina - 0.4%
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	4,655	4,655
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.45%, VRDN (a)	3,300	3,300
		7,955
Texas - 0.3%
Weslaco Health Facilities Dev. Corp. Rev. (Knapp Med. Ctr. Proj.) Series 2008 B, 0.69%, LOC Compass Bank, VRDN (a)	4,730	4,730
	Shares
Other - 0.2%
Fidelity Tax-Free Cash Central Fund, 0.26% (b)(c)	4,500,000	4,500
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $1,901,476)		1,901,476
NET OTHER ASSETS - 1.7%		33,393
NET ASSETS - 100%		$ 1,934,869
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 8
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2010, the cost of investment securities for income tax purposes was $1,901,476,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® California Municipal

Money Market Fund

May 31, 2010

1.802199.106

CFS-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.4%
	Principal Amount (000s)	Value (000s)
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.34%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 5,100	$ 5,100
California - 87.4%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev.:
(Acton Courtyard Apts. Proj.) Series 2010 A, 0.29%, LOC Freddie Mac, VRDN (a)(c)	8,620	8,620
(Vintage Chateau Proj.) Series A, 0.31%, LOC Union Bank of California, VRDN (a)(c)	11,200	11,200
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Eskaton Properties, Inc. Proj.) Series 2008 B, 0.32%, LOC Bank of America NA, VRDN (a)	15,600	15,600
Alameda County Indl. Dev. Auth. Rev. (Edward L. Shimmon, Inc. Proj.) Series 1996 A, 0.3%, LOC BNP Paribas SA, VRDN (a)(c)	4,900	4,900
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.28%, LOC Freddie Mac, VRDN (a)(c)	14,580	14,580
Anaheim Pub. Fing. Auth. Rev. Participating VRDN:
Series BA 08 3035X, 0.29% (Liquidity Facility Bank of America NA) (a)(d)	6,385	6,385
Series ROC II R 781PB, 0.33% (Liquidity Facility Deutsche Postbank AG) (a)(d)	18,940	18,940
Series ROC II R 861, 0.3% (Liquidity Facility Citibank NA) (a)(d)	4,175	4,175
Bay Area Toll Auth. California Toll Bridge Rev. Participating VRDN Series BA 08 1058, 0.29% (Liquidity Facility Bank of America NA) (a)(d)	2,250	2,250
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series EGL 07 0053, 0.29% (Liquidity Facility Citibank NA) (a)(d)	10,395	10,395
Series Putters 3211, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	19,485	19,485
Series Putters 3293, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,495	2,495
Series Putters 3434, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,900	5,900
Bueno Park Multi-family Hsg. Rev. (Walden Glen Apts. Proj.) Series 2000 A, 0.28%, LOC Fannie Mae, VRDN (a)(c)	14,288	14,288
California Cmnty. College Fing. Auth. Rev. TRAN:
Series 2009 A, 2% 6/30/10	23,300	23,319
Series 2009 D, 2.25% 6/30/10	7,800	7,806
Series 2010 A, 2% 3/1/11	5,995	6,035
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Cmntys. Note Prog. TRAN Series 2009 A3, 2% 6/30/10	$ 11,200	$ 11,214
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Bonds Series 2010 L, 2.5% 5/1/11	52,400	53,413
Series 2002 C1, 0.32%, LOC Dexia Cr. Local de France, VRDN (a)	16,590	16,590
Series 2002 C10, 0.28%, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,570	2,570
Series 2002 C5, 0.36%, LOC Dexia Cr. Local de France, VRDN (a)	12,150	12,150
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN:
Series BA 08 3031X, 0.29% (Liquidity Facility Bank of America NA) (a)(d)	3,500	3,500
Series BBT 08 28, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	7,245	7,245
Series Putters 3019, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	9,785	9,785
Series Putters 3361, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,570	2,570
California Econ. Dev. Fing. Auth. Rev. (KQED, Inc. Proj.) Series 1996, 0.42%, LOC Wells Fargo Bank NA, VRDN (a)	1,030	1,030
California Ed. Notes Prog. TRAN Series 2009 A, 2% 7/30/10	27,865	27,930
California Edl. Facilities Auth. Rev. Participating VRDN:
Series BA 08 1207, 0.29% (Liquidity Facility Bank of America NA) (a)(d)	4,450	4,450
Series BC 10 46B, 0.26% (Liquidity Facility Barclays Bank PLC) (a)(d)	2,800	2,800
Series BC 10 47B, 0.26% (Liquidity Facility Barclays Bank PLC) (a)(d)	2,800	2,800
Series MS 3067, 0.29% (Liquidity Facility Morgan Stanley) (a)(d)	13,000	13,000
Series Putters 3506, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,215	10,215
Series ROC II R 11790PB, 0.32% (Liquidity Facility Deutsche Postbank AG) (a)(d)	11,960	11,960
California Gen. Oblig.:
Series 2003 C2, 0.24%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	48,150	48,150
Series 2003 C4, 0.29%, LOC Citibank NA, VRDN (a)	5,000	5,000
Series 2004 A8, 0.28%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	9,800	9,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series 2004 A9, 0.28%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (a)	$ 33,000	$ 33,000
Series 2005 A1, 0.28%, LOC Fortis Banque SA, VRDN (a)	46,150	46,150
Series 2005 A2, 0.25%, LOC Calyon SA, VRDN (a)	31,575	31,575
Series 2005 A3, 0.3%, LOC Bank of America NA, VRDN (a)	25,000	25,000
Series 2005 B3, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	5,500	5,500
0.28%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	28,600	28,600
0.33% 6/1/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	54,678	54,678
0.33% 6/2/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	30,719	30,719
0.34% 6/1/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	29,250	29,250
0.34% 6/1/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	20,400	20,400
0.34% 6/2/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	13,938	13,938
California Health Facilities Fing. Auth. Rev.:
Bonds:
(Cedars-Sinai Med. Ctr. Proj.) Series 2009, 3% 8/15/10	12,350	12,401
(Stanford Hosp. and Clinics Proj.) Series 2008 A1, 0.55%, tender 6/16/10 (a)	14,000	14,000
Participating VRDN Series Putters 3630, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,000	7,000
(Catholic Healthcare West Proj.) Series 2005 H, 0.26%, LOC Bank of America NA, VRDN (a)	11,550	11,550
(Scripps Memorial Hosp. Proj.) Series 2008 G, 0.26%, LOC Bank of America NA, VRDN (a)	30,475	30,475
California Hsg. Fin. Agcy. Multifamily Hsg. Rev.:
Series 2006 A, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(c)	20,980	20,980
Series 2008 B, 0.27% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(c)	28,025	28,025
Series 2008 C, 0.27% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(c)	14,320	14,320
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.):
Series 2000 X2, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(c)	7,900	7,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev.: - continued
(Home Mtg. Prog.):
Series 2002 J, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(c)	$ 18,820	$ 18,820
Series 2003 H, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(c)	500	500
Series 2003 M, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(c)	25,000	25,000
Series 2004 E1, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(c)	7,900	7,900
Series 2005 B3, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(c)	13,360	13,360
Series 2005 F:
0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(c)	20,000	20,000
0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(c)	30,465	30,465
Series 2006 C, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(c)	83,120	83,120
(Multifamily Hsg. Prog.):
Series 2000 C, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(c)	31,760	31,760
Series 2002 E, 0.27% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(c)	15,925	15,925
Series 2005 B, 0.27% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(c)	22,350	22,350
Series 2001 G, 0.27% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(c)	12,560	12,560
Series 2003 H, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(c)	8,000	8,000
Series 2003 K, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(c)	5,950	5,950
California Infrastructure & Econ. Dev. Bank Rev.:
(Betts Spring Co. Proj.) Series 2008, 0.35%, LOC Bank of America NA, VRDN (a)(c)	9,460	9,460
(Olam West Coast, Inc. Proj.) Series 2009, 0.31%, LOC Harris NA, VRDN (a)	10,000	10,000
(SRI Int'l. Proj.) Series 2010, 0.26%, LOC Wells Fargo Bank NA, VRDN (a)	7,400	7,400
California Muni. Fin. Auth. Solid Waste Rev. (Allied Waste North America, Inc. Proj.) Series 2008 B, 0.34%, LOC Bank of America NA, VRDN (a)(c)	71,750	71,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Envir. Impt. Rev.:
Bonds (BP West Coast Products LLC Proj.) Series A, 0.32% tender 8/13/10 (BP PLC Guaranteed), CP mode	$ 26,550	$ 26,550
(Air Products & Chemicals Proj.) Series 1997 B, 0.52%, VRDN (a)(c)	23,000	23,000
(Browning Ferris Ind. Proj.) Series 1997 B, 0.29%, LOC Bank of America NA, VRDN (a)(c)	10,000	10,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.3%, LOC Bank of America NA, VRDN (a)	35,000	35,000
California Pub. Works Board Lease Rev. Participating VRDN Series BA 08 1065, 0.29% (Liquidity Facility Bank of America NA) (a)(d)	13,690	13,690
California State Univ. Rev. Series 2001 A, 0.23% 6/3/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	15,600	15,600
California Statewide Cmntys. Dev. Auth. Indl. Dev. Rev. (Arthurmade Plastics, Inc. Proj.) Series 2000 A, 0.42%, LOC Bank of America NA, VRDN (a)(c)	2,600	2,600
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Aegis of Aptos Proj.) Series 1998-Y 0.29%, LOC Fannie Mae, VRDN (a)(c)	7,350	7,350
(Bristol Apts. Proj.) Series Z, 0.29%, LOC Freddie Mac, VRDN (a)(c)	9,500	9,500
(Crocker Oaks Apts. Proj.) Series 2001 H, 0.29%, LOC Fannie Mae, VRDN (a)(c)	6,750	6,750
(Crystal View Apt. Proj.) Series A, 0.26%, LOC Fannie Mae, VRDN (a)(c)	26,575	26,575
(Grove Apts. Proj.) Series X, 0.29%, LOC Fannie Mae, VRDN (a)(c)	6,150	6,150
(Irvine Apt. Cmntys. LP Proj.):
Series 2001 W1, 0.32%, LOC Wells Fargo Bank NA, VRDN (a)(c)	17,900	17,900
Series 2001 W2, 0.32%, LOC Wells Fargo Bank NA, VRDN (a)(c)	31,538	31,538
Series 2001 W3, 0.32%, LOC Wells Fargo Bank NA, VRDN (a)(c)	18,000	18,000
(Maple Square Apt. Proj.) Series AA, 0.29%, LOC Citibank NA, VRDN (a)(c)	9,800	9,800
(Marlin Cove Apts. Proj.) Series V, 0.26%, LOC Fannie Mae, VRDN (a)(c)	34,000	34,000
(Northwest Gateway Apts. Proj.) Series 2004 C, 0.26%, LOC Fannie Mae, VRDN (a)(c)	30,045	30,045
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Northwood Apts. Proj.) Series N, 0.29%, LOC Freddie Mac, VRDN (a)(c)	$ 4,900	$ 4,900
(Parkside Terrace Apts. Proj.) Series 2008 E, 0.29%, LOC Freddie Mac, VRDN (a)(c)	10,000	10,000
(River Run Sr. Apts. Proj.) Series LL, 0.28%, LOC Fannie Mae, VRDN (a)(c)	13,505	13,505
(Salvation Army S.F. Proj.) 0.31%, LOC Fannie Mae, VRDN (a)(c)	17,145	17,145
(Sunrise Fresno Proj.) Series B, 0.29%, LOC Fannie Mae, VRDN (a)(c)	5,500	5,500
(Terraces at Park Marino Proj.) Series I, 0.29%, LOC California Teachers Retirement Sys., VRDN (a)(c)	6,530	6,530
(Vineyard Creek Apts. Proj.):
Series 2003 W, 0.27%, LOC Fannie Mae, VRDN (a)(c)	4,000	4,000
Series O, 0.28%, LOC Fannie Mae, VRDN (a)(c)	12,452	12,452
(Vizcaya Apts. Proj.) Series B, 0.27%, LOC Freddie Mac, VRDN (a)(c)	22,200	22,200
(Wilshire Court Proj.) Series M, 0.26%, LOC Fannie Mae, VRDN (a)(c)	20,290	20,285
California Statewide Cmntys. Dev. Auth. Rev.:
(American Baptist Homes of the West Proj.) Series 2006, 0.27%, LOC Bank of America NA, VRDN (a)	10,000	10,000
(JTF Enterprises LLC Proj.) Series 1996 A, 0.31%, LOC Bank of America NA, VRDN (a)(c)	3,000	3,000
(Motion Picture & Television Fund Proj.) Series 2001 A, 0.27%, LOC BNP Paribas SA, VRDN (a)	4,000	4,000
(Oakmont Stockton Proj.) Series 1997 C, 0.29%, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(c)	5,960	5,960
(Park Century School Proj.) Series 2007, 0.38%, LOC Bank of America NA, VRDN (a)	6,225	6,225
California Statewide Cmntys. Dev. Corp. Rev.:
(Merrill Packaging Proj.) 0.28%, LOC Wells Fargo Bank NA, VRDN (a)(c)	600	600
(Rix Industries Proj.) Series 1996 I, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)(c)	960	960
(Supreme Truck Bodies of California Proj.) 0.28%, LOC JPMorgan Chase Bank, VRDN (a)(c)	100	100
Camarillo City Multi-Family Hsg. Rev. (Hacienda de Camarillo Proj.) Series 1996, 0.27%, LOC Fannie Mae, VRDN (a)(c)	600	600
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series B, 0.29%, LOC Dexia Cr. Local de France, VRDN (a)	20,770	20,770
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.):
Series 2004 F, 0.27%, VRDN (a)(c)	$ 75,000	$ 75,000
Series 2006 A, 0.27%, VRDN (a)	75,670	75,670
Dublin Hsg. Auth. Multi-Family Hsg. Rev. (Park Sierra Iron Horse Trail Proj.) Series 1998-A, 0.28%, LOC Freddie Mac, VRDN (a)(c)	28,700	28,700
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2008 B1, 0.27% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	2,000	2,000
Series 2008 C, 0.27% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	12,100	12,100
East Bay Muni. Util. District Wtr. Sys. Rev.:
Participating VRDN:
Series EGL 7 05 0045, 0.29% (Liquidity Facility Citibank NA) (a)(d)	39,600	39,600
Series ROC II R 10397, 0.29% (Liquidity Facility Citibank NA) (a)(d)	6,500	6,500
Series ROC II R 11826, 0.29% (Liquidity Facility Citibank NA) (a)(d)	14,995	14,995
Series 2008 A1, 0.27% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	10,750	10,750
Series 2008 A2, 0.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	7,575	7,575
Series 2008 A4, 0.27% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	16,195	16,195
Series 2008 B3, 0.3% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	28,625	28,625
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.29%, LOC Dexia Cr. Local de France, VRDN (a)	25,895	25,895
Fresno Rev. (Trinity Health Cr. Proj.) Series 2000 C, 0.28% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	78,225	78,225
Garden Grove Multi-family Hsg. Rev. (Cal-Malabar Apts.) Series 1997 A, 0.33%, LOC Fannie Mae, VRDN (a)(c)	3,200	3,200
Irvine Ranch Wtr. District Rev. (District #105 Impt. Proj.) Series 2008 B, 0.31%, LOC Landesbank Baden-Wuert, VRDN (a)	61,800	61,800
Kern County Board of Ed. TRAN 2% 6/30/10	12,000	12,012
Livermore Multi-family Mtg. Rev. (Portola Meadows Apts. Proj.) 0.31%, LOC Freddie Mac, VRDN (a)(c)	11,025	11,025
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.):
Series 2007 B1, 0.27%, LOC Union Bank of California, VRDN (a)	11,315	11,315
Series 2007 B2, 0.29%, LOC Bank of America NA, VRDN (a)	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.): - continued
Series 2008 B, 0.29%, LOC Bank of America NA, VRDN (a)	$ 15,100	$ 15,100
Los Angeles Cmnty. College District Participating VRDN:
Putters 3609Z, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,995	4,995
Series EGL 08 57, 0.29% (Liquidity Facility Citibank NA) (a)(d)	17,400	17,400
Series MS 3096, 0.29% (Liquidity Facility Morgan Stanley) (a)(d)	6,000	6,000
Series WF 09 8C, 0.27% (Liquidity Facility Wells Fargo & Co.) (a)(d)	19,775	19,775
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Hollywood & Vine Apts. Proj.) Series A, 0.26%, LOC Fannie Mae, VRDN (a)(c)	68,600	68,600
Los Angeles County Gen. Oblig.:
Series 2010 A:
0.32% 6/15/10, LOC JPMorgan Chase Bank, CP	13,650	13,650
0.32% 8/3/10, LOC JPMorgan Chase Bank, CP	28,400	28,400
Series 2010 C, 0.35% 7/22/10, LOC Wells Fargo Bank NA, CP	11,400	11,400
TRAN 2.5% 6/30/10	62,100	62,183
Los Angeles County Hsg. Auth. Multi-family Hsg. Rev. (Park Sierra Apts. Proj.) Series 1986 A, 0.3%, LOC Freddie Mac, VRDN (a)(c)	19,000	19,000
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Bonds (Proposition C-2nd Tier Proj.) Series 2009 D, 2% 7/1/10	10,140	10,152
Series A, 0.35% 6/1/10, LOC BNP Paribas SA, LOC Dexia Cr. Local de France, CP	5,535	5,535
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN Series A, 2.5% 6/30/10	14,700	14,719
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series MS 08 3173, 0.29% (Liquidity Facility Morgan Stanley) (a)(d)	11,805	11,805
Series ROC II R 11842, 0.29% (Liquidity Facility Citibank NA) (a)(d)	6,750	6,750
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series Putters 3332, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,660	6,660
Series Putters 3718 Z, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	12,060	12,060
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev.: - continued
Participating VRDN:
Series ROC II R 500, 0.29% (Liquidity Facility Citibank NA) (a)(d)	$ 20,900	$ 20,900
Series 2002 A7, 0.25% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	3,400	3,400
Series 2002 A8, 0.27% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	12,600	12,600
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series Putters 3310, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,245	7,245
Series Solar 06 48, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	15,470	15,470
Los Angeles Habor Dept. Rev.:
Bonds Series 2006 A, 5% 8/1/10 (c)	1,000	1,008
Participating VRDN Series Putters 3520, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,095	6,095
Los Angeles Hbr. Dept. Rev. Participating VRDN Series DB 634, 0.31% (Liquidity Facility Deutsche Bank AG) (a)(c)(d)	14,780	14,780
Los Angeles Multi-family Hsg. Rev. (Channel Gateway Apts. Proj.) Series 1989 B, 0.33%, LOC Freddie Mac, VRDN (a)(c)	67,700	67,700
Los Angeles Unified School District:
Bonds Series 2010 KRY, 1.5% 7/1/10	13,270	13,283
Participating VRDN Series BA 08 1049, 0.29% (Liquidity Facility Bank of America NA) (a)(d)	16,200	16,200
TRAN Series A, 2% 8/12/10	65,600	65,777
Los Angeles Wastewtr. Sys. Rev. Participating VRDN:
Series EGL 7 05 3003, 0.3% (Liquidity Facility Citibank NA) (a)(d)	34,000	34,000
Series Putters 3371, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	22,495	22,495
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series Putters 3547, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,000	7,000
Metropolitan Wtr. District of Southern California Wtrwks. Rev.:
Participating VRDN:
Series BA 08 1062, 0.29% (Liquidity Facility Bank of America NA) (a)(d)	6,525	6,525
Series EGL 07 0044, 0.29% (Liquidity Facility Citibank NA) (a)(d)	7,000	7,000
Series Putters 3653 Z, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,495	2,495
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Metropolitan Wtr. District of Southern California Wtrwks. Rev.: - continued
Series 2008 A1, 0.27% (Liquidity Facility Bank of America NA), VRDN (a)	$ 15,000	$ 15,000
Series 2008 A2, 0.32% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	78,650	78,650
Milpitas Multiple-family Rev. (Crossing at Montague Proj.) Series A, 0.26%, LOC Fannie Mae, VRDN (a)(c)	25,000	25,000
Norwalk-Mirada Unified School District Participating VRDN Series SG 169, 0.29% (Liquidity Facility Societe Generale) (a)(d)	20,000	20,000
Olcese Wtr. District Bonds (Rio Bravo Wtr. Delivery Sys. Proj.) Series 1986 A, 0.35% tender 7/7/10, LOC Sumitomo Mitsui Banking Corp., CP mode (c)	4,900	4,900
Orange County Apt. Dev. Rev.:
(Ladera Apts. Proj.) Series 2001 II B, 0.27%, LOC Fannie Mae, VRDN (a)(c)	23,500	23,500
(Park Place Apts. Proj.) Series 1989 A, 0.27%, LOC Freddie Mac, VRDN (a)(c)	500	500
(Wood Canyon Villas Proj.) Series 2001 E, 0.27%, LOC Fannie Mae, VRDN (a)(c)	16,000	16,000
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series MS 06 2222, 0.29% (Liquidity Facility Wells Fargo & Co.) (a)(d)	15,537	15,537
Orange County Sanitation District Rev. BAN Series 2009 B, 2% 12/1/10	13,600	13,707
Orange County Wtr. District Rev. Ctfs. of Prtn. Participating VRDN Series Putters 3686Z, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,100	4,100
Paramount Hsg. Auth. Multi-family Rev. (Century Place Apts. Proj.) Series 1999 A, 0.28%, LOC Fannie Mae, VRDN (a)(c)	21,000	21,000
Pleasant Hill Redev. Agcy. Multi-family Hsg. Rev. (Chateau III Proj.) Series 2001, 0.3%, LOC Fannie Mae, VRDN (a)(c)	10,355	10,355
Pleasanton Multi-family Rev. (Bernal Apts. Proj.) Series A, 0.28%, LOC Fannie Mae, VRDN (a)(c)	13,750	13,750
Richmond Wastewtr. Rev. Series 2008 A, 0.27%, LOC Union Bank of California, VRDN (a)	17,000	17,000
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.26%, LOC Union Bank of California, VRDN (a)	10,895	10,895
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.28%, LOC Bank of America NA, VRDN (a)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Gen. Oblig. Series B:
0.25% 6/10/10, LOC Bank of Nova Scotia New York Branch, CP	$ 14,000	$ 14,000
0.32% 8/19/10, LOC Bank of Nova Scotia New York Branch, CP	2,000	2,000
0.35% 8/19/10, LOC Bank of Nova Scotia New York Branch, CP	25,000	25,000
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. (Merrick Engineering, Inc. Proj.) 0.39%, LOC Wells Fargo Bank NA, VRDN (a)(c)	920	920
Riverside Elec. Rev. Series 2008 C, 0.28%, LOC Bank of America NA, VRDN (a)	21,825	21,825
Riverside Indl. Dev. Auth. Indl. Dev. Rev. (Sabert Corp. Proj.) 0.33%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(c)	2,920	2,920
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(California Place Apts. Proj.) Series B, 0.29%, LOC Fannie Mae, VRDN (a)(c)	4,500	4,500
(Deer Park Apts. Proj.) Issue A, 0.28%, LOC Fannie Mae, VRDN (a)(c)	13,200	13,200
(Sun Valley Proj.) Series 2001 F, 0.29%, LOC Fannie Mae, VRDN (a)(c)	3,750	3,750
Sacramento Hsg. Auth. Multi-family:
(Countrywood Village Apts. Proj.) Series F, 0.29%, LOC Fannie Mae, VRDN (a)(c)	8,225	8,225
(Valencia Point Apts. Proj.) 0.28%, LOC Fannie Mae, VRDN (a)(c)	4,900	4,900
Sacramento Muni. Util. District Elec. Rev. Series 2007 J:
0.3% 8/12/10, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., CP	25,200	25,200
0.32% 8/12/10, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., CP	30,000	30,000
Sacramento Redev. Agcy. Multi-family (18th & L Apts. Proj.) 0.27%, LOC Fannie Mae, VRDN (a)(c)	21,075	21,075
Sacramento Suburban Wtr. District Ctfs. of Prtn. Series 2009 A, 0.26%, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	12,300	12,300
San Bernardino County Gen. Oblig. TRAN 2% 6/30/10	16,000	16,020
San Diego County & School District TRAN:
Series 2009 A, 2% 6/30/10	30,975	31,011
Series 2009 B1, 2% 6/30/10	19,200	19,218
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series Putters 2903Z, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,840	6,840
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN: - continued
Series Putters 3028, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 8,715	$ 8,715
San Diego Hsg. Auth. Multi-family Hsg. Rev.:
(Bay Vista Apts. Proj.) Series A, 0.27%, LOC Fannie Mae, VRDN (a)(c)	14,500	14,500
(Delta Village Apts. Proj.) Series A, 0.32%, LOC Citibank NA, VRDN (a)(c)	6,700	6,700
(Stratton Apts. Proj.) Series 2000 A, 0.27%, LOC Fannie Mae, VRDN (a)(c)	5,000	5,000
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series Putters 3505, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,245	11,245
San Diego Unified School District TRAN Series A, 2% 7/8/10	32,100	32,148
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. Participating VRDN Series BA 08 3041X, 0.29% (Liquidity Facility Bank of America NA) (a)(d)	6,665	6,665
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Second Series 36B, 0.27%, LOC Union Bank of California, VRDN (a)	22,820	22,820
Series 2010 A1, 0.31%, LOC JPMorgan Chase Bank, VRDN (a)(c)	58,975	58,975
Series 2010 A2, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)(c)	31,000	31,000
Series 2010 A3, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)(c)	26,000	26,000
San Francisco City & County Gen. Oblig.:
Bonds Series 2008 R1, 5% 6/15/10	15,200	15,227
Participating VRDN Series BA 08 3318, 0.29% (Liquidity Facility Bank of America NA) (a)(d)	2,000	2,000
San Francisco City & County Pub. Util. Commission Wastewtr. Rev. 0.32% 6/21/10, LOC BNP Paribas SA, CP	21,400	21,400
San Francisco Cmnty. College District Gen. Oblig. Bonds (Election of 2005 Proj.) Series C, 3% 6/15/10	3,595	3,599
San Francisco Redev. Agcy. Multi-family Hsg. Rev. 0.34%, LOC Freddie Mac, VRDN (a)(c)	3,000	3,000
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series 2003 D, 0.27%, LOC Fannie Mae, VRDN (a)(c)	24,615	24,615
(Betty Ann Garens Apts. Proj.) Series 2002 A, 0.34%, LOC Citibank NA, VRDN (a)(c)	7,005	7,005
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Jose Multi-family Hsg. Rev.: - continued
(El Paseo Apts. Proj.) Series 2002 B, 0.34%, LOC Citibank NA, VRDN (a)(c)	$ 4,845	$ 4,845
(Kennedy Apt. Homes Proj.) Series 2002 K, 0.29%, LOC Fannie Mae, VRDN (a)(c)	9,375	9,375
(Las Ventanas Apts. Proj.) Series 2008 B, 0.28%, LOC Freddie Mac, VRDN (a)	20,900	20,900
(Siena at Renaissance Square Proj.) Series 1996 A, 0.26%, LOC Key Bank NA, VRDN (a)(c)	52,200	52,200
(Trestles Apts. Proj.) Series 2004 A, 0.4%, LOC Freddie Mac, VRDN (a)(c)	7,325	7,325
(Turnleaf Apts. Proj.) Series 2003 A, 0.3%, LOC Freddie Mac, VRDN (a)(c)	10,860	10,860
Santa Ana Hsg. Auth. 0.29%, LOC Fannie Mae, VRDN (a)(c)	8,140	8,140
Santa Barbara County Schools Fing. Auth. TRAN 2% 6/30/10	12,000	12,014
Santa Clara County Fing. Auth. Lease Rev.:
Participating VRDN Series MS 3104, 0.31% (Liquidity Facility Morgan Stanley) (a)(d)	9,000	9,000
(Multiple Facilities Proj.) Series 2008 M, 0.28%, LOC Bank of America NA, VRDN (a)	67,650	67,650
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 0.37%, LOC Union Bank of California, VRDN (a)(c)	11,745	11,745
Santa Cruz Redev. Agcy. Multi-family Rev. (Shaffer Road Apts. Proj.) Series A, 0.26%, LOC Fannie Mae, VRDN (a)(c)	29,925	29,925
Santa Monica-Malibu Unified School District Bonds Series 2006 B, 1.5% 8/1/10	3,000	3,005
Santa Rosa Multi-family Hsg. Rev. (Quail Run Apts./Santa Rosa Hsg. Partners Proj.) Series 1997 A, 0.35%, LOC U.S. Bank NA, Minnesota, VRDN (a)(c)	2,630	2,630
Sequoia Union High School District TRAN 2.5% 7/1/10	11,500	11,519
South Coast Local Ed. Agcy. TRAN Series 2009 A, 2% 9/29/10	34,535	34,709
South Placer Wastewtr. Auth. Rev. Series 2008 A, 0.2%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (a)	31,704	31,704
Southern California Pub. Pwr. Auth. RAN (Tieton Hydropower Proj.) Series 2009 A, 2% 8/16/10	11,000	11,036
Southern California Pub. Pwr. Auth. Rev.:
(Magnolia Pwr. Proj.) Series 2009-2, 0.27%, LOC Bank of America NA, VRDN (a)	9,795	9,795
(Palo Verde Proj.) Series 2008 B, 0.29%, LOC Dexia Cr. Local de France, VRDN (a)	27,635	27,635
State Ctr. Cmnty. College District Participating VRDN Series Putters 1972, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,265	8,265
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Torrance Gen. Oblig. TRAN 2.5% 7/1/10	$ 12,800	$ 12,822
Univ. of California Revs. Participating VRDN:
Series MS 3066, 0.29% (Liquidity Facility Morgan Stanley) (a)(d)	10,900	10,900
Series Putters 2475, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,075	2,075
Series Putters 3365, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,210	6,210
Series Putters 3368, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	9,500	9,500
Series Putters 3370, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,000	6,000
Series Solar 06 39, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	10,290	10,290
Ventura County Gen. Oblig. TRAN 2.5% 7/1/10	20,500	20,536
Westlands Wtr. District Rev. Ctfs. of Prtn. Series 2008 A, 0.29%, LOC Dexia Cr. Local de France, VRDN (a)	12,935	12,935
Whittier Gen. Oblig. (Whittier College Proj.) Series 2008, 0.29%, LOC Bank of America NA, VRDN (a)	23,245	23,245
		4,328,647
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.5%, VRDN (a)	4,630	4,630
Florida - 0.5%
Sunshine State Govt. Fing. Commission Rev. Series L:
0.37% 6/2/10, LOC Dexia Cr. Local de France, CP (c)	15,000	15,000
0.45% 6/3/10, LOC Dexia Cr. Local de France, CP	12,000	12,000
		27,000
Georgia - 0.1%
Putnam Dev. Auth. Swr. Facility Rev. (Oconee Crossings Wharf Proj.) 0.49%, LOC Wells Fargo Bank NA, VRDN (a)(c)	3,505	3,505
Iowa - 0.3%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.37%, VRDN (a)	13,325	13,325
Maryland - 0.2%
Chestertown Econ. Dev. Rev. (Washington College Proj.) Series 2008 A, 0.46%, LOC RBS Citizens NA, VRDN (a)	3,130	3,130
Maryland Health & Higher Edl. Facilities Auth. Rev. (Univ. of Maryland Med. Sys. Proj.) Series 2008 A, 0.45%, LOC Citizens Bank of Pennsylvania, VRDN (a)	7,000	7,000
		10,130
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 0.4%
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) 0.9% tender 6/2/10, CP mode	$ 5,000	$ 5,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 C, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (a)	13,925	13,925
		18,925
Mississippi - 0.0%
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (Omega Motion LLC Proj.) Series 1996, 0.44%, LOC Wells Fargo Bank NA, VRDN (a)(c)	1,500	1,500
Nevada - 0.2%
Clark County Arpt. Rev.:
Series 2008 D2, 0.33%, LOC Landesbank Baden-Wuert, VRDN (a)	5,600	5,600
Series 2008 D3, 0.33%, LOC Bayerische Landesbank, VRDN (a)	1,600	1,600
Clark County Passenger Facility Charge Rev. McCarran Int'l. Arpt. Series 2005 A2, 0.33%, LOC Bayerische Landesbank, VRDN (a)(c)	3,600	3,600
		10,800
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.95% tender 6/3/10, CP mode	6,900	6,900
North Carolina - 0.2%
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 0.5%, VRDN (a)(c)	12,000	12,000
Ohio - 1.0%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 B, 4% (Deutsche Post AG Guaranteed), VRDN (a)(c)	21,200	21,200
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 C, 4% (Deutsche Post AG Guaranteed), VRDN (a)(c)	16,000	16,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Club at Spring Valley Apts. Proj.) Series 1996 A, 0.66%, LOC RBS Citizens NA, VRDN (a)(c)	$ 5,000	$ 5,000
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 0.46%, LOC RBS Citizens NA, VRDN (a)	7,600	7,600
		49,800
Pennsylvania - 0.6%
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 0.47%, LOC Citizens Bank of Pennsylvania, VRDN (a)	4,185	4,185
Montgomery County Indl. Dev. Auth. Rev. (Haverford School Proj.) Series 2008, 0.35%, LOC Citizens Bank of Pennsylvania, VRDN (a)	9,000	9,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (St. Joseph's Univ. Proj.) Series 2008 B, 0.35%, LOC Citizens Bank of Pennsylvania, VRDN (a)	15,000	15,000
		28,185
Puerto Rico - 1.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.23%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	47,800	47,800
Rhode Island - 0.1%
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (Calise & Sons Bakery Proj.) Series 1999, 0.45%, LOC RBS Citizens NA, VRDN (a)(c)	2,925	2,925
South Carolina - 0.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.45%, VRDN (a)	3,000	3,000
Texas - 0.4%
Weslaco Health Facilities Dev. Corp. Rev. (Knapp Med. Ctr. Proj.):
Series 2008 A, 0.69%, LOC Compass Bank, VRDN (a)	4,675	4,675
Series 2008 B, 0.69%, LOC Compass Bank, VRDN (a)	4,730	4,730
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series Solar 07 103, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	10,305	10,305
		19,710
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - 0.2%
Utah Wtr. Fin. Agcy. Rev. Series B3, 0.33% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	$ 10,700	$ 10,700
Virginia - 0.2%
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.33%, LOC Landesbank Baden-Wuert, VRDN (a)	4,500	4,500
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.33%, LOC Landesbank Baden-Wuert, VRDN (a)	5,905	5,905
		10,405
Washington - 0.1%
Port of Seattle Rev. Series 2005, 0.32%, LOC Fortis Banque SA, VRDN (a)(c)	4,600	4,600
	Shares
Other - 5.1%
Fidelity Municipal Cash Central Fund, 0.30% (b)(e)	251,238,000	251,238
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $4,870,825)		4,870,825
NET OTHER ASSETS - 1.6%		81,046
NET ASSETS - 100%		$ 4,951,871
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 237
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2010, the cost of investment securities for income tax purposes was $4,870,825,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2010